                    MORGAN STANLEY RUSSIA & NEW EUROPE FUND, INC.
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs                                        William G. Morton, Jr.
CHAIRMAN OF THE BOARD                                  DIRECTOR
OF DIRECTORS

Michael F. Klein                                       Stefanie V. Chang
PRESIDENT AND DIRECTOR                                 VICE PRESIDENT

Peter J. Chase                                         Harold J. Schaaff, Jr.
DIRECTOR                                               VICE PRESIDENT

John W. Croghan                                        Joseph P. Stadler
DIRECTOR                                               VICE PRESIDENT

David B. Gill                                          Valerie Y. Lewis
DIRECTOR                                               SECRETARY

Graham E. Jones                                        Joanna M. Haigney
DIRECTOR                                               TREASURER

John A. Levin                                          Belinda A. Brady
DIRECTOR                                               ASSISTANT TREASURER
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
Chaseside
Bournemouth BH7 7DB
United Kingdom

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.




--------------------------------------------------------------------------------

                                    MORGAN STANLEY
                            RUSSIA & NEW EUROPE FUND, INC.

--------------------------------------------------------------------------------

                                 FIRST QUARTER REPORT
                                    March 31, 1998
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
----------------------

For the three months ended March 31, 1998, the Morgan Stanley Russia & New Europe Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -1.43% compared to -5.20% for the Fund's performance benchmark. The Fund is compared, for performance purposes, with a market weighted benchmark composite comprised of the Morgan Stanley Capital International (MSCI) local index for each of Russia, Poland, the Czech Republic and Hungary. For the one year ended March 31, 1998, and for the period since the Fund's commencement of operations on September 30, 1996 through March 31, 1998, the Fund had a total return, based on net asset value per share, of 11.75% and 52.17%, respectively, compared with 16.10% and 63.19%, respectively, for the benchmark. On March 31, 1998, the closing price of the Fund's shares on the New York Stock Exchange was $24 3/16 , representing a 7.7% discount to the Fund's net asset value per share.

Thus far in 1998, political maneuvers in the Russian Kremlin have dominated investor attention throughout the region. After an illness in December, President Boris Yeltsin returned to office and demonstrated renewed emphasis on reform by dissolving the Cabinet, which he claimed had not made sufficient progress in addressing the country's key problems, such as tax reform and the large budget deficit. Prime Minister Victor Chernomyrdin, who had publicly stated his ambitions to become Russia's next President, lost his job. Political uncertainty significantly increased; the reform program was put on hold and political power became highly centralized in one person, President Yeltsin. In the long term, however, the country is likely to receive a much needed boost to its restructuring program. The political turmoil served to exacerbate the downward trend in the market that began in October 1997. During the first quarter, the Fund maintained the underweight position in Russian equities that began in the fourth quarter of 1997. MSCI Russia, which is the largest country in the Fund's benchmark with an 49.3% weight, fell 13.2% for the quarter.

In addition to political turmoil, several other factors weighed down the performance of Russian stocks this year. The steep fall in global commodity prices was detrimental to Russia's many natural resource companies. Oil stocks, which represent 44.3% of the Russia index, fell around 25% in the wake of a 30%+ drop in Brent Crude prices. Oil exports are the primary source of cash sales for Russian oil companies leading not only to a drop in income, but to financing problems. Crude oil and oil products constitute nearly one quarter of Russia's exports and weak prices have led to a rapid reduction in the country's once large trade surplus. The current account is falling from a surplus of 2.6% GDP in 1996 to a slight deficit in 1998. Current account deterioration, coupled with concerns over Russia's ability to finance the Federal budget through tax collection, led to pressure on the ruble which, at one point in February, forced the Russian Central Bank (RCB) to raise interest rates. Interest rates on short-term government debt peaked at 42%. Yet, once again, the RCB proved it was capable of defending the currency under difficult conditions. A strong ruble remains a key part of the Central Bank's economic strategy and the RCB is clearly willing to let interest rates climb to achieve this goal. Higher levels of short-term debt have added pressure to the budget as the RCB endeavors to lower yields. Moody's downgraded it's credit rating for Russian foreign currency bonds this past February. The credit agency cited the government's poor tax collection, worsening budget situation, and decreasing foreign reserves as reasons for the rating change.

Although the situation appears difficult, Russia's structural differences with Asia reduce the likelihood of a devaluation. Russia has enjoyed a current account surplus that is moving into a small deficit in 1998. In addition, banking is underdeveloped and the majority of enterprises have low debt levels. In the long-term, the fall in commodity prices will lead to accelerated restructuring. Companies in the oil sector are pushing forward cost reduction programs while the entire sector is undergoing a consolidation phase. In general, the short-term fears that plague the Russian market obscure the progress being made. In the area of tax reform, collection has improved dramatically as new rules are introduced, increasing revenues by 30%. The Duma and the Federation Council approved a tight 1998 budget with unexpected speed this past March. If Russia forms a new reform-oriented Cabinet, free from the political connections of the previous administration, the prospects for continued tax reform and adherence to the tight budget plan will improve.

Hungary, the second largest country in the Fund after Russia, is overweight versus the index. Economic conditions in the country continue to create a positive environment for companies. Industrial growth accelerated by the end of 1997 and continued into 1998. Growth has been led by the manufacturing sector which should push up GDP by 4.8% this year. The significant amount of foreign direct investment the country has received in the last five years has been a critical part of the Hungarian formula. The crawling peg currency regime has been successful in keeping Hungarian products competitive. Export growth last year was above 30% in U.S. dollar terms.

There are some negative developments, however, on the horizon. After years of decline, wages have begun to rise faster than inflation. While productivity growth continues to be strong in Hungary, real wage growth may become a problem for authorities if it leads to the import boom that has plagued many economies. In the short-term, high unemployment should limit the potential for real wage increases. 1998 is an election year for Hungary. Major parties are endorsing a continuation of basic economic policies, while the markets are focusing on possible change.

Overall, the first quarter of 1998 was positive for Hungary. The country, along with Poland and the Czech Republic were welcomed into NATO, which is a preliminary step before the next major move, entry into the European Union. The MSCI index for Hungary was up 12.2% for the quarter.

After a troubled 1997, the Czech economy entered a stage of relatively healthy growth during the beginning of 1998. Last year's trade balance deterioration reversed as steadily rising exports have increased industrial production. Initially, the positive export performance was due to a weakened currency, but there have been signs of industrial restructuring. The government is currently running a budget surplus and will likely end the year with a balanced budget. The political uncertainty caused by the fall of the Klaus government stabilized during the quarter. President Havel was re-elected and a new temporary cabinet was approved. Historically, the Czech equity market had been plagued by poor oversight and a general lack of minority shareholder rights. This created a significant disincentive for foreign portfolio investment. As part of an overall effort to attract increased foreign capital flows, the government approved a law that created a U.S.-style Securities Exchange Commission, thus establishing the base for effective market regulation.

While economic fears have ameliorated and market regulation is set to improve, another potentially distracting issue has emerged - general elections in June. Current public opinion polls indicate the Social Democrats will win the most Parliamentary seats, but they might not win by a majority and be forced into coalition. In addition, the Social Democrats are not the most market-friendly party. If they win the elections, the Party has stated that the privatization process will slow and they will pursue an expansionary fiscal policy. While the direction of economic reform will most likely remain the same, the pace of essential bank privatization and price deregulation is uncertain. The Fund remains underweight in the market which was up 6.3% during the first quarter of 1998.

After a difficult 1997, the Polish market rebounded strongly during the first quarter of 1998. Last year's crisis in Asia focused investor attention on Poland's import boom and its growing current account deficit. At one point in the third quarter of 1997, Poland's currency, the zloty, traded near the bottom of the currency band, forcing the central bank to intervene and sell dollars. The newly elected government that came into power in October cut fiscal spending significantly and, with the help of very tight monetary policy, engineered a "soft landing" for the economy. Renewed macro-economic confidence, coupled with a reduction of the monthly crawling peg attracted significant foreign capital to the local market. The zloty appreciated against the dollar during the first quarter of 1998, and the currency now trades near the top of its band. The Fund remains significantly overweight in the Polish market which is up 18.7% for the year-to-date.

During the quarter, the Fund selectively increased its weighting in core Russian positions in stocks that have sold off sharply. In particular the Fund added to its holding in Unified Energy Systems (UES), the national energy company, which should benefit if a new government makes progress against the huge non-payment problem. The Fund also added Vimplecom, the cellular telephone provider in Moscow, that should benefit from the tremendous demand for wireless telephone services. In Central Europe, the holding in MOL, the Hungarian oil and gas monopoly was increased. Hungary, and MOL, should benefit from falling oil and gas prices. After a strong first quarter, the Fund reduced several of the large Polish holdings. The Fund continues to examine the entire region for attractive investment opportunities.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR



/s/ Paul C. Psaila

Paul C. Psaila
PORTFOLIO MANAGER

April 1998

Morgan Stanley Russia & New Europe Fund, Inc.
Investment Summary as of March 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------


HISTORICAL                                                                     TOTAL RETURN (%)
INFORMATION                                       ------------------------------------------------------------------------
                                                     MARKET VALUE (1)        NET ASSET VALUE (2)          INDEX (3)
                                                  ----------------------   ----------------------   ----------------------
                                                                 AVERAGE                  AVERAGE                  AVERAGE
                                                  CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL
                                                  ----------     -------   ----------     -------   ----------     -------
                    FISCAL YEAR TO DATE              1.31%           -         -1.43%          -       -5.20%          -
                    ONE YEAR                        17.27        17.27%        11.75       11.75%      16.10       16.10%
                    SINCE INCEPTION*                40.43        25.43         52.17       32.33       63.19       38.65
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------------------------------------------------


RETURNS AND PER SHARE INFORMATION

[GRAPH]

                                                  PERIOD FROM                                       THREE MONTHS
                                             SEPTEMBER 30, 1996*              YEAR ENDED                ENDED
                                             TO DECEMBER 31, 1996          DECEMBER 31, 1997        MARCH 31, 1998
                                             --------------------          -----------------        --------------
Net Asset Value Per Share. . . . . . . .             $ 20.77                       $ 26.59             $ 26.21
Market Value Per Share . . . . . . . . .             $ 18.00                       $ 23.88             $ 24.19
Premium/(Discount) . . . . . . . . . . .               -13.3%                        -10.2%               -7.7%
Income Dividends . . . . . . . . . . . .              $ 0.07                             -                   -
Capital Gains Distributions. . . . . . .                   -                       $  3.68                   -
Fund Total Return (2). . . . . . . . . .                4.18%                        48.19%              -1.43%
Index Total Return (3) . . . . . . . . .                9.55%                        57.12%              -5.20%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Russia and New Europe Blended Composite is a market weighted benchmark composite comprised of the Morgan Stanley Capital International local index for each of Russia, Poland, the Czech Republic and Hungary.
 *   The Fund commenced operations on September 30, 1996.

Morgan Stanley Russia & New Europe Fund, Inc.
Portfolio Summary as of March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                          [CHART]

Short-Term Investments                        (1.2%)
Equity Securities                            (96.6%)
Debt Securities                               (2.2%)

--------------------------------------------------------------------------------
SECTORS

                          [CHART]

Other                                        (14.6%)
Utilities - Electrical & Gas                 (20.2%)
Telecommunications                           (17.0%)
Banking                                       (7.2%)
Beverages & Tobacco                           (3.0%)
Building Materials & Components               (3.7%)
Electronic Components & Instruments           (2.1%)
Energy Sources                               (22.6%)
Health & Personal Care                        (4.8%)
Metals - Non-Ferrous                          (2.2%)
Multi-Industry                                (2.6%)

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

                          [CHART]

Other                                         (3.1%)
Romania                                       (0.3%)
TUrkey                                        (0.5%)
Slovakia                                      (0.8%)
Czech Republic                                (4.3%)
Poland                                       (18.6%)
Hungary                                      (22.8%)
Russia                                       (49.6%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS

                                                  PERCENT OF
                                                  NET ASSETS
                                                  ----------
1. Unified Energy Systems (Russia)                   11.3%
2. MOL Magyar Olaj-es Gazipari Rt. (Hungary)          7.6
3. Lukoil Holdings (Russia)                           6.7
4. MATAV Rt. (Hungary)                                4.6
5. Mosenergo (Russia)                                 4.5
6. Richter Gedeon Rt. (Hungary)                       4.4
7. Surgutneftegaz (Russia)                            4.1
8. AO Tatneft (Russia)                                3.6
9. Rostelecom (Russia)                                3.6
10. Mustcom (Russia)                                  3.3
                                                     ----
                                                     53.7%
                                                     ----
                                                     ----


                                                                      VALUE
                                                  SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS (94.7%)
 (Unless otherwise noted)
--------------------------------------------------------------------------------
CZECH REPUBLIC (4.3%)
TELECOMMUNICATIONS
     SPT Telekom                                 25,000          U.S.$     3,236
                                                                 ---------------
UTILITIES - ELECTRICAL & GAS
     Czech Power Co.                             79,300                    2,384
                                                                 ---------------
                                                                           5,620
                                                                 ---------------
--------------------------------------------------------------------------------
HUNGARY (22.8%)
AUTOMOBILES
     North American Bus Industries Rt.           55,500                    1,298
                                                                 ---------------
BANKING
     OTP Bank Rt.                                60,700                    3,087
                                                                 ---------------
BUILDING MATERIALS & COMPONENTS
     Zalakeramia Rt.                             27,500                    1,354
                                                                 ---------------
ENERGY SOURCES
     MOL Magyar Olaj-es
      Gazipari Rt. GDR                          323,500                    9,915
                                                                 ---------------
HEALTH & PERSONAL CARE
     EGIS Rt.                                     9,000                      485
     Richter Gedeon Rt. GDS                      55,300                    5,779
                                                                 ---------------
                                                                           6,264
                                                                 ---------------
MISCELLANEOUS MATERIALS & COMMODITIES
     Graboplast Rt. GDR                         154,000                    1,044
     Pannonplast Rt.                             23,825                      970
                                                                 ---------------
                                                                           2,014
                                                                 ---------------
TELECOMMUNICATIONS
     MATAV Rt. ADR                              193,200                    6,014
                                                                 ---------------
                                                                          29,946
                                                                 ---------------
--------------------------------------------------------------------------------
POLAND (18.6%)
AUTOMOBILES
     Sanockie Zaklady Przemyslu
      Gumowego Stomil                            71,986                      876
                                                                 ---------------
BANKING
     Bank Slaski                                 28,900                    2,094
     BIG                                      1,535,000                    2,157
     Wielkopolski Bank Kredytowy                279,000                    2,061
                                                                 ---------------
                                                                          6,312
                                                                 ---------------
BEVERAGES & TOBACCO
     Okocimskie Zaklady
      Piwowarskie                               390,000                    3,210
                                                                 ---------------
BUILDING MATERIALS & COMPONENTS
     Gorazdze                                    44,000                    1,237
     Zaklady Lentex                             135,614                    1,807
     Zaklady Metali Lekkich Kety                 26,500                      499
                                                                 ---------------
                                                                           3,543
                                                                 ---------------
CHEMICALS
     Polifarb Cieszyn - Wroclaw                 215,000                      897
                                                                 ---------------
DATA PROCESSING & REPRODUCTION
     Computerland Poland                         98,400                    1,868
                                                                 ---------------
FINANCIAL SERVICES
     National Investment Fund GDR                50,000                    1,825
                                                                 ---------------
--------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS
     Farm Food                                  137,204                    1,252
     Sokolowskie Zaklady Miesne                 433,750                      541
                                                                 ---------------
                                                                           1,793
                                                                 ---------------
METALS - NON-FERROUS
     KGHM Polska Miedz GDR                       77,000                      568
                                                                 ---------------
MULTI-INDUSTRY
     Elektrim                                   276,600                    3,447
                                                                 ---------------
                                                                          24,339
                                                                 ---------------
--------------------------------------------------------------------------------
ROMANIA (0.3%)
PHARMACEUTICALS
     Terapia                                    229,813                      414
                                                                 ---------------
--------------------------------------------------------------------------------
RUSSIA (47.4%)
ELECTRONIC COMPONENTS & INSTRUMENTS
     Story First 'A' (Preferred)                  1,920                    2,746
                                                                 ---------------
ENERGY SOURCES
     AO Tatneft ADR                             206,000                    4,777
     Lukoil Holdings                            370,000                    6,490
     Lukoil Holdings (Preferred)                230,000                    2,288
     Orenburgneft                                60,000                      183
     Purneftegaz                                 70,000                      385
     Surgutneftegaz ADR                         675,000                    5,400
     Urdmurtneft                                  3,500                      158
                                                                 ---------------
                                                                          19,681
                                                                 ---------------
MACHINERY & ENGINEERING
     Uralmash Zavody                            111,190                      945
                                                                 ---------------
MERCHANDISING
     TSUM                                     2,982,000                      820
                                                                 ---------------
METALS - NON-FERROUS
     Norilsk Nickel                             299,000                    1,779
     Norilsk Nickel (Preferred)                 100,000                      475
                                                                 ---------------
                                                                           2,254
                                                                 ---------------
METALS - STEEL
     Izhorskie Zavody                            13,774                      785
     Seversky Tube Works                        200,000                      400
     Seversky Tube Works ADR                     10,000                      225
                                                                 ---------------
                                                                           1,410
                                                                 ---------------
TELECOMMUNICATIONS
     Mustcom                                  5,356,352                    4,371
     Nizhnovsvyazinform                          90,000                      279
     Rostelecom                               1,455,000                    4,748
     St. Petersburg Telephone Network           705,000                      881
                                                                 ---------------
                                                                          10,279
                                                                 ---------------
UTILITIES - ELECTRICAL & GAS
     Gazprom ADR                                 90,900                    1,927
     Gazprom ADS                                  7,900                      164
     Irkutskenergo                            4,000,000                      680
     Lenenergo                                1,000,000                      445
     Mosenergo                                4,800,000                    5,880
     Permenergo                                  30,000                      132
     Unified Energy Systems (UES)            46,800,000                   14,854
                                                                 ---------------
                                                                          24,082
                                                                 ---------------
                                                                          62,217
                                                                 ---------------
--------------------------------------------------------------------------------


                                                                      VALUE
                                                  SHARES              (000)
--------------------------------------------------------------------------------
SLOVAKIA (0.8%)
CHEMICALS
     Slovnaft                                    20,000          U.S.$       472
                                                                 ---------------
PHARMACEUTICALS
     Slovakofarma GDR                            80,000                      616
                                                                 ---------------
                                                                           1,088
                                                                 ---------------
--------------------------------------------------------------------------------
TURKEY (0.5%)
BEVERAGES & TOBACCO
     Efes Sinai Yatirim Holding A.S.
      GDR                                        38,100                      691
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost U.S.$95,824)                                                      124,315
                                                                 ---------------
--------------------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT
                                                   (000)
--------------------------------------------------------------------------------
DEBT INSTRUMENTS (2.2%)
--------------------------------------------------------------------------------
RUSSIA (2.2%)
TELECOMMUNICATIONS (2.2%)
     Svyazinvest (Cost U.S.$3,146)   U.S.$        3,146                    2,831
                                                                 ---------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.1%)
--------------------------------------------------------------------------------
UNITED STATES (1.1%)
REPURCHASE AGREEMENT
     Chase Securities, Inc., 5.60%, dated
      3/31/98, due 4/1/98, to be
      repurchased at U.S.$1,480,
      collateralized by U.S.$1,530
      United States Treasury Bills, due
      6/11/98, valued at U.S.$1,515
      (Cost U.S.$1,480)                           1,480                    1,480
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.0%)
     (Cost U.S.$100,450)                                                 128,626
                                                                 ---------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES  (2.0%)
     Other Assets                                 5,746
     Liabilities                                 (3,174)                   2,572
                                        ---------------          ---------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
     Applicable to 5,005,000 issued and
      outstanding U.S.$0.01 par value shares
      (500,000,000 shares authorized)                            U.S.$   131,198
                                                                 ---------------
                                                                 ---------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        U.S.$     26.21
                                                                 ---------------
                                                                 ---------------
--------------------------------------------------------------------------------

ADR  - American Depositary Receipt
ADS  - American Depositary Shares
GDR  - Global Depositary Receipt
GDS  - Global Depositary Shares


                                          7